OTHER CURRENT ASSETS - Impairment under IFRS 9 (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financial assets at amortized cost and stages for measurement of ECLs
Exposure to credit risk on loan commitments and financial guarantee contracts	¥ 659,261
Other current assets, excluded financial assets	4,151,567	¥ 3,590,833
Other current assets, excluded financial assets, net of provision for impairment	4,147,428	¥ 3,586,678
Stage 3
Financial assets at amortized cost and stages for measurement of ECLs
Exposure to credit risk on loan commitments and financial guarantee contracts	212,964
Impaired financial assets
Financial assets at amortized cost and stages for measurement of ECLs
Other current assets, excluded financial assets, net of provision for impairment	1,764,068
Impaired financial assets | Gross | Other current assets
Financial assets at amortized cost and stages for measurement of ECLs
Other current assets, excluded financial assets, net of provision for impairment	6,639,593
Impaired financial assets | Within 1 year | 12-month expected credit losses | Gross | Other current assets
Financial assets at amortized cost and stages for measurement of ECLs
Other current assets, excluded financial assets	1,098,455
Impaired financial assets | Past due for 1 to 2 years | Lifetime expected credit losses | Stage 2
Financial assets at amortized cost and stages for measurement of ECLs
Other current assets, excluded financial assets	88,974
Impaired financial assets | Past due for 1 to 2 years | Lifetime expected credit losses | Stage 2 | Gross | Other current assets
Financial assets at amortized cost and stages for measurement of ECLs
Other current assets, excluded financial assets	3,744,612
Impaired financial assets | 2020 | Lifetime expected credit losses | Stage 3
Financial assets at amortized cost and stages for measurement of ECLs
Other current assets, excluded financial assets	1,675,094
Impaired financial assets | 2020 | Lifetime expected credit losses | Stage 3 | Gross | Other current assets
Financial assets at amortized cost and stages for measurement of ECLs
Other current assets, excluded financial assets	¥ 1,796,526